Business combination - Additional Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Business combination
Goodwill	R$ 119,565
Revenue contributed by acquired companies	59,413
Pre-tax profit contributed by acquired companies	R$ 16,342